Reinsurance (Tables) - Hippo Enterprises Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Summary of amounts affecting the financial statements for ceded reinsurance
The following tables reflect amounts affecting the statements of operations and comprehensive loss for ceded reinsurance for the three and six months ended June 30, 2021 and 2020 (in millions):

	For the Three Months Ended June 30,
	2021			2020
	Written premiums	Earned premiums	Loss and LAE incurred	Written premiums	Earned premiums	Loss and LAE incurred
Direct	$129.3	$83.9	$135.7	$—	$—	$—
Assumed	(0.7)	3.2	4.8	5.5	3.1	3.3

Gross	128.6	87.1	140.5	5.5	3.1	3.3
Ceded	(116.4)	(76.9)	(119.1)	—	(0.6)	—

Net	$12.2	$10.2	$21.4	$5.5	$2.5	$3.3

	For the Six Months Ended June 30,
	2021			2020
	Written premiums	Earned premiums	Loss and LAE incurred	Written premiums	Earned premiums	Loss and LAE incurred
Direct	$224.3	$154.9	$276.1	$—	$—	$—
Assumed	3.4	6.6	10.1	14.7	4.8	5.2

Gross	227.7	161.5	286.2	14.7	4.8	5.2
Ceded	(208.4)	(142.5)	(247.5)	(2.0)	(0.8)	—

Net	$19.3	$19.0	$38.7	$12.7	$4.0	$5.2

The following table reflects amounts affecting the consolidated balance sheets and statements of operations and comprehensive loss for ceded reinsurance as of and for the year ended December 31, 2020 (in millions):

2020
Loss and LAE reserves
Direct	$102.7

Assumed	2.4

Gross loss and LAE reserves	105.1

Ceded	(92.1)

Net loss and LAE reserves	$13.0

Unearned premiums:
Direct	$143.7

Assumed	6.6

Gross unearned premiums	150.3

Ceded	(129.4)

Net unearned premiums	$20.9

2020
Written premiums:
Direct	$90.0

Assumed	26.1

Gross written premiums	116.1

Ceded	(78.4)

Net written premiums	$37.7

Earned premiums :
Direct	$88.7

Assumed	9.3

Gross earned premiums	98.0

Ceded	(80.9)

Net earned premiums	$17.1

Loss and LAE incurred:
Direct	$93.6

Assumed	13.3

Gross loss and LAE	106.9

Ceded	(81.6)

Net loss and LAE	$25.3

Summary of reconciliation of incurred and paid loss by loss adjustment expense development to gross loss and loss expense reserve
Reconciliation of incurred and paid loss by LAE development to gross loss and loss expense reserves are as follows (in millions):

2020
Loss — net of reinsurance	$12.5
LAE — net of reinsurance	0.5
Reinsurance recoverables on unpaid loss	92.1

Total loss and LAE reserves—gross of reinsurance	$105.1

Summary of reinsurance recoverables on paid and unpaid losses and loss adjustment expense
Amounts recoverable from reinsurers are recognized in a manner consistent with the claims liabilities associated with the reinsurance placement and presented on the balance sheet as reinsurance recoverable on paid and unpaid losses and LAE. Such balance as of December 31, 2020 is presented in the table below (in millions).

2020
Reinsurance recoverable on paid loss	$42.0
Ceded unpaid loss and LAE	92.1

Total reinsurance recoverable	$134.1

Summary of unsecured reinsurance recoverable and prepaid reinsurance balances	The Company has the following unsecured reinsurance recoverable and prepaid reinsurance premium balances from reinsurers at December 31, 2020 (in millions):

AM Best Rating	Reinsurer	2020
A	Validus Reinsurance, Ltd.	$46.9
A+	Transatlantic Reinsurance Company	28.8
A	Validus Reinsurance (Switzerland) Ltd.	22.6
A++	General Reinsurance Corporation	14.4

		$112.7
	Other reinsurers	73.7

		$186.4